SHARE CAPITAL (Details 3) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share capital [Line Items]
Fair value	$ 1.69	$ 1.67
Stock Options [Member]
Share capital [Line Items]
Grant price	$ 3.88	$ 4.44
Expected dividend yield
Expected volatility	54.20%	49.80%
Risk-free interest rate	1.57%	1.37%
Expected life of options (in years)	4.4	3.7